SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits average rate (as a percent)	0.72%	0.49%
Summary of Significant Accounting Policies [Line Items]
Restricted cash, current	$ 646	$ 696
Restricted cash, non-current	1,182
Stock-based compensation that capitalized	187
Amortization expense	8,879	$ 18,739
Impairment charges recorded as a result of certain abondon projects	3,390
Capitalized development cost	22,150	19,930
Impairment of intangible assets	8,471	19,941
Impairment charges recorded in connection with the restructuring plans, related to its property and equipment	159	632
Goodwill impairment loss	87,043	0	$ 0
Severance expenses from continuing operations	$ 2,310	3,330	1,296
Severance expenses from discontinued operations			1,080
Percentage of matching contribution for three percent of employee deferral	100.00%
Percentage of employee deferral	3.00%
Percentage of matching contribution for two percent of employee deferral	50.00%
Percentage of employee deferral for fifty percent of participant's contributions	2.00%
Total employer 401(k) contributions	$ 247	$ 116	$ 61
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	14,179,439	3,766,080	2,778,618
Total expenses for doubtful debts	$ 104	$ 1,035	$ 0
Derivative assets	608	1,349
Derivative liabilities	214	1,779
Net gains (loss) from hedging transactions recognized	(175)	125	$ 0
Notional value of derivative instruments	57,052	43,520
Current deferred tax asset	12,344	4,917
Noncurrent deferred tax liability	19,456	$ 331
Adoption of ASU 2015-17 [Member]
Summary of Significant Accounting Policies [Line Items]
Current deferred tax asset	(3,000)
Noncurrent deferred tax asset	3,000
Current deferred tax liability	0
Noncurrent deferred tax liability	$ 0
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Capitalized software development costs	$ 4,192
Stock-based compensation that capitalized	187
Amortization expense	245
Capitalized development cost	$ 557